Income Tax Expense (Details) - Schedule of Operating Profit to Current Income Tax Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Profit to Current Income Tax Expenses [Abstract]
Profit/(loss) before income tax	$ (260,508)	$ 71,027
PRC statutory income tax rate	25.00%	25.00%
Income tax expense/(benefit) computed at the PRC statutory tax rate	$ (65,127)	$ 17,757
Tax benefit from return-to-provision adjustment		(10,863)
Effect of preferential tax rate	52,102	(15,982)
Additional deduction for R&D expenses	(3,634)	(4,128)
Non-deductible expenses	164	263
Impact of changes in tax rates	(2,796)
Income tax expense/(benefit)	$ (19,291)	$ (12,953)
Effective tax rates	7.41%	(18.24%)